Stockholders' Equity (Details) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 06, 2020 USD ($) tradingDay $ / shares shares	May 29, 2020 tradingDay $ / shares shares	May 28, 2020 $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Jan. 19, 2021 shares
Class of Stock [Line Items]
Shares authorized (in shares)				410,000,000		410,000,000
Common stock, authorized (in shares)				400,000,000		400,000,000	[1]	400,000,000	[1]
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock, shares authorized (in shares)				10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Common stock, issued (in shares)				59,901,306		59,901,306	[1]	345,431	[1]
Common stock, outstanding (in shares)		50,160,042		59,901,306		59,901,306	[1]	323,328	[1]
Preferred stock, issued (in shares)				0		0
Preferred stock, outstanding (in shares)				0		0
Units issued, offering price (in dollars per share) | $ / shares	$ 9.00
Proceeds from issuance of warrants | $	$ 83,100					$ 83,515		$ 0
Warrants, threshold trading days | tradingDay	20	20
Warrants, trading day period | tradingDay	30	30
Outstanding warrants (in shares)				22,510,038		22,510,038
Performance and Incentive Pay Plan
Class of Stock [Line Items]
Number of shares available for grant		2,508,002		1,146,784		1,819,814				2,508,002
Public Offering Warrants
Class of Stock [Line Items]
Units issued (in shares)	9,583,334
Units issued, offering price (in dollars per share) | $ / shares	$ 9.00
Number of shares called by each unit	1
Number of warrants called by each unit (in shares)	1
Units issued, related party (in shares)	5,000,000.0
Proceeds from issuance of warrants | $	$ 83,100
Number of securities called by each warrant (in shares)	1
Warrants, exercise price (in dollars per share) | $ / shares	$ 10.50
Warrant term	5 years
Share price threshold to call warrants (in dollars per share) | $ / shares	$ 17.00
Five-year Public Warrants
Class of Stock [Line Items]
Units issued (in shares)		3,249,999	20,800,000
Number of shares called by each unit			1
Number of warrants called by each unit (in shares)			1
Warrants, exercise price (in dollars per share) | $ / shares		$ 11.50	$ 11.50
Warrant term		5 years
Share price threshold to call warrants (in dollars per share) | $ / shares		$ 18.00
Warrants, threshold trading days | tradingDay		20
Warrants, trading day period | tradingDay		30
Outstanding warrants (in shares)				24,401,483		24,401,483
Warrants transferred (in shares)					351,585
5-Year Private Warrants
Class of Stock [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares		$ 11.50	$ 11.50
Warrant term		5 years	5 years
Number of securities called by warrants (in shares)			7,740,000
Outstanding warrants (in shares)		7,740,000		9,888,415		9,888,415		0
Warrants transferred (in shares)						351,585
Minimum
Class of Stock [Line Items]
Common stock, lock-up period				6 months		6 months
Maximum
Class of Stock [Line Items]
Common stock, lock-up period				12 months		12 months

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.